Equity (Details 4) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Treasury shares acquired to be cancelled	(60.3)	(23.3)	(66.2)
Shares acquired for cancellation, equity impact	$ (5,351)	$ (1,859)	$ (5,270)
Other share purchases	(1.7)	(1.2)	(3.8)
Other share purchases, equity impact	$ (160)	$ (114)	$ (304)
Purchase of treasury shares	(62.0)	(24.5)	(70.0)
Purchase of treasury shares, equity impact	$ (5,511)	$ (1,973)	$ (5,574)
Other share sales	0.0	3.0
Other share sales, equity impact	$ 0	$ 263
Exercise of options and employee transactions shares	5.5	7.8	4.6
Exercise of options and employee transactions, equity impact	$ 210	$ 434	$ 255
Equity based compensation shares	9.4	7.4	8.8
Equity-based compensation, equity impact	$ 833	$ 756	$ 612
Shares delivered to divested business employees	0.9
Shares delivered to divested business employees, equity impact	$ 18
Total number of outstanding treasury shares	(46.2)	(6.3)	(56.6)
Total equity impact of treasury share movements	$ (4,450)	$ 520	$ 4,707
Impact of new tax law income tax relating to revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings			$ 71